Common Stock - Summary of Common Stock Shares Activity (Detail) - shares			1 Months Ended	3 Months Ended	12 Months Ended
	May. 31, 2014	May. 07, 2014	May. 31, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Beginning Balance				8,512,103	334,068	335,782
Exercise of stock options					416	220
Repurchase of common stock						(1,934)
Conversion of preferred stock	1,691,884				1,691,884
Exercise of common stock warrants	275,687	275,687	275,687		275,687
Common stock issued through IPO		6,200,000			6,200,000
Common stock issued through employee stock purchase plan				15,107	10,048
Ending Balance				8,527,210	8,512,103	334,068